Leuthold Core ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 96.8%	Shares		Value
Direxion Daily S&P 500 Bear 1X ETF	334,188		$ 2,897,410
Invesco Building & Construction ETF	10,174		1,140,098
Invesco CurrencyShares Euro Currency Trust	6,374		672,075
Invesco CurrencyShares Japanese Yen Trust (a)	4,780		269,783
Invesco KBW Bank ETF	6,289		584,751
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	48,438		2,712,722
iShares 0-5 Year TIPS Bond ETF	64,077		6,546,106
iShares 1-3 Year International Treasury Bond ETF	4,360		323,708
iShares 1-3 Year Treasury Bond ETF	121,781		9,999,438
iShares 5-10 Year Investment Grade Corporate Bond ETF	18,602		989,068
iShares 7-10 Year Treasury Bond ETF	10,748		1,016,438
iShares Biotechnology ETF	11,418		2,171,589
iShares International Treasury Bond ETF	13,920		571,138
iShares MBS ETF	9,588		906,258
iShares MSCI Global Metals & Mining Producers ETF	10,664		620,112
iShares Semiconductor ETF	686		439,561
iShares TIPS Bond ETF	5,582		610,838
iShares U.S. Healthcare Providers ETF	34,729		1,921,556
iShares U.S. Insurance ETF	7,673		1,078,517
iShares U.S. Transportation ETF	13,235		1,148,136
Leuthold Select Industries ETF (b)	68,375		3,195,164
State Street Communication Services Select Sector SPDR ETF	17,693		1,895,451
State Street Energy Select Sector SPDR ETF	17,274		917,422
State Street Financial Select Sector SPDR ETF	59,465		3,187,919
State Street Health Care Select Sector SPDR ETF	14,829		2,352,769
State Street Industrial Select Sector SPDR ETF	4,613		854,466
State Street SPDR Bloomberg International Treasury Bond ETF	46,258		1,002,874
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	8,190		322,604
State Street SPDR S&P Oil & Gas Exploration & Production ETF	4,109		633,854
State Street SPDR S&P Retail ETF	7,547		662,174
State Street Technology Select Sector SPDR ETF	54,085		10,304,274
VanEck Gold Miners ETF	23,018		1,736,708
VanEck Oil Services ETF	3,690		1,372,791
VanEck Pharmaceutical ETF	6,443		704,542
Vanguard Short-Term Inflation-Protected Securities ETF	13,472		676,699
TOTAL EXCHANGE TRADED FUNDS (Cost $57,257,970)			66,439,013

TOTAL INVESTMENTS - 96.8% (Cost $57,257,970)			66,439,013
Money Market Deposit Account - 3.4% (c)			2,307,335
Liabilities in Excess of Other Assets - (0.2)%		(0.00184)	(126,585)
TOTAL NET ASSETS - 100.0%			$ 68,619,763

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 66,439,013	$ –	$ –	$ 66,439,013
Total Investments	$ 66,439,013	$ –	$ –	$ 66,439,013

Refer to the Schedule of Investments for further disaggregation of investment categories.

Leuthold Core ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Leuthold Select Industries ETF	$ –	$ 3,238,612	$ (186,431)	$ 6,609	$ 136,374	$ 3,195,164	68,375	$ –	$ –
	$ –	$ 3,238,612	$ (186,431)	$ 6,609	$ 136,374	$ 3,195,164	68,375	$ –	$ –